Stock-Based Compensation (Details Narrative) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Weighted-average grant-date fair value of stock options granted	$ 0.93			$ 0.12
Stock-based compensation expense	$ 31,000			$ 10,000
Compensation cost related to stock options not yet recognized	406,000			110,000
Period of compensation cost related to stock options not yet recognized	1 year 11 months 1 day			1 year 9 months 29 days
Number of common stock purchase under plan	1,000,000			1,000,000
Exercise price description	The exercise price per share of each stock option shall not be less than 20 percent of the fair market value of the Company's common stock on the date of grant.
Aggregate intrinsic value of options outstanding	1,735,000
Number of unvested options	350,000
Aggregate grant date fair value unvested options	327,000
Aggregate intrinsic value of unvested options	85,000
Aggregate grant date fair value of options granted	$ 327,000
Total number of shares available for grant	3,000,000
Vesting period of option	5 years
Number of Options Granted	350,000	[1]
Stock options issued Plan outstanding	350,000
Excercise price of common stock per share				$ 0.40

[1]	(2) Granted under 2015 Stock Incentive Plan